COMMITMENTS AND CONTINGENCIES (Tables)	6 Months Ended	12 Months Ended
	Jul. 31, 2021	Jan. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
Schedule of minimum lease obligations

Maturity of Lease Liabilities	Operating Leases
July 31 2022	$121,917
July 31, 2023	102,922
July 31, 2024	30,003
July 31, 2025	30,003
July 31, 2026	30,003
After July 31, 2026	10,002
Total lease payments	324,850
Less: Interest	(36,085)
Present value of lease liabilities	$288,765

In October 2019 the Company entered into an operating lease for a vehicle with an annual cost of $9,067 and a three year term. The company paid initial fees of $17,744 and will pay fees on lease termination of $395. On a straight-line basis these costs amount to $1,259 per month.

Maturity of Lease Liabilities	Operating Leases
January 31, 2022	$121,917
January 31, 2023	116,879
January 31, 2023	62,003
January 31, 2025	30,003
January 31, 2026	30,003
After January 31, 2026	25,004
Total lease payments	385,809
Less: Interest	(51,474)
Present value of lease liabilities	$334,335